Consolidated Statements of Cash Flows (USD $)	12 Months Ended			45 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Cash flows from operating activities
Loss for the period	$ (8,290,689)	$ (2,400,363)	$ (1,333,011)	$ (12,132,822)
Items not affecting cash
Accrued interest	8,020	7,521	6,831	22,372
Change in fair value of derivative liability	(1,324,051)	(318,502)		(1,642,553)
Shares issued to Valent for royalty reduction	598,000			598,000
Non-cash derivative issue costs	2,201,008			2,201,008
Units issued for services		180,144	95,140	275,284
Warrants issued for patents			89,432	89,432
Warrants issued for services	124,020	49,379		173,399
Share-based compensation	2,146,766	1,130,240	95,140	3,404,237
Prototype drug product			250,000	250,000
Net income (loss) after adjustments of non-cash items	(4,536,926)	(1,351,581)	(796,468)	(6,761,643)
Changes in non-cash working capital
Taxes and other receivables	34,437	(6,697)	(24,017)	(11,062)
Prepaid expenses	(142,105)	(14,581)	(4,098)	(170,883)
Accounts payable and accrued liabilities	(537,158)	865,007	99,297	367,375
Related party payables	(338,747)	(70,183)	496,597	109,030
Net cash flows from operating activities	(5,520,499)	(578,035)	(228,689)	(6,467,183)
Cash flows from financing activities
Net proceeds from the issuance of units	9,639,520	671,570	190,826	10,501,916
Deferred costs		(90,771)
Net proceeds from the issuance of common shares			28,506	102,070
Net cash flows from financing activities	9,639,520	580,799	219,332	10,603,986
Increase (decrease) in cash and cash equivalents	4,119,021	2,764	(9,357)	4,136,803
Cash and cash equivalents - beginning of period	17,782	15,018	24,375
Cash and cash equivalents - end of period	4,136,803	17,782	15,018	4,136,803
Supplementary information
Issuance of shares for the settlement of accounts payable (notes 4 and 9)		253,050		253,050
Issuance of units for the settlement of accounts payable (notes 7 and 9)			23,785	23,785
Non-cash share issuance costs (note 8)	6,288,594		14,295	6,302,889
Cashless exercise of Placement Agent Warrants (note 8)	239,600			239,600
Non-cash acquisition of prototype drug product (note 4)				250,000
Settlement of accounts payable with a loan payable (note 4)			250,000	250,000
Exercise of CDN $0.50 warrants for no additional consideration (note 8)	241,715			241,715
Deferred costs	$ 90,771